Components of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Net unrealized (losses) gains on available for sale securities, Before Tax Amount	$ (973)	$ 2,876
Net unrealized (losses) gains on available for sale securities, Tax Effects	331	(977)
Net unrealized (losses) gains on available for sale securities, Net of Tax Amount	(642)	1,899
Noncredit portion of OTTI losses on available for sale securities, Before Tax Amount		(266)
Noncredit portion of OTTI losses on available for sale securities, Tax Effects		90
Noncredit portion of OTTI losses on available for sale securities, Net of Tax Amount		(176)
Net unrealized loss on effective cash flow hedging derivative, Before Tax Amount	(312)	(470)
Net unrealized loss on effective cash flow hedge derivative, Tax Effects	106	160
Net unrealized loss on effective cash flow hedging derivative, Net of Tax Amount	(206)	(310)
Accumulated Other Comprehensive Income (Loss), Before Tax Amount	(1,285)	2,140
Accumulated Other Comprehensive Income (Loss), Tax Effects	437	(727)
Accumulated other comprehensive income (loss), Net of Tax	$ (848)	$ 1,413